Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures
Assets and Liabilities Measured at Fair Value on a Recurring Basis
At December 31, 2021
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total
RECURRING FAIR VALUE MEASUREMENTS
Assets
Debt securities available-for-sale:
U.S. Treasury securities	$-	$15,859,030	$-	$-	$15,859,030
Obligations of U.S. Government sponsored entities	-	70	-	-	70
Collateralized mortgage obligations - federal agencies	-	221,265	-	-	221,265
Mortgage-backed securities	-	8,886,950	826	-	8,887,776
Other	-	128	-	-	128
Total debt securities available-for-sale	$-	$24,967,443	$826	$-	$24,968,269
Trading account debt securities, excluding derivatives:
U.S. Treasury securities	$6,530	$-	$-	$-	$6,530
Obligations of Puerto Rico, States and political subdivisions	-	85	-	-	85
Collateralized mortgage obligations	-	59	198	-	257
Mortgage-backed securities	-	22,559	-	-	22,559
Other	-	-	280	-	280
Total trading account debt securities, excluding derivatives	$6,530	$22,703	$478	$-	$29,711
Equity securities	$-	$32,429	$-	$77	$32,506
Mortgage servicing rights	-	-	121,570	-	121,570
Derivatives	-	26,093	-	-	26,093
Total assets measured at fair value on a recurring basis	$6,530	$25,048,668	$122,874	$77	$25,178,149
Liabilities
Derivatives	$-	$(22,878)	$-	$-	$(22,878)
Contingent consideration	-	-	(9,241)	-	(9,241)
Total liabilities measured at fair value on a recurring basis	$-	$(22,878)	$(9,241)	$-	$(32,119)
At December 31, 2020
(In thousands)	Level 1	Level 2	Level 3	Total
RECURRING FAIR VALUE MEASUREMENTS
Assets
Debt securities available-for-sale:
U.S. Treasury securities	$3,499,781	$7,288,259	$-	$10,788,040
Obligations of U.S. Government sponsored entities	-	60,184	-	60,184
Collateralized mortgage obligations - federal agencies	-	392,132	-	392,132
Mortgage-backed securities	-	10,319,547	1,014	10,320,561
Other	-	235	-	235
Total debt securities available-for-sale	$3,499,781	$18,060,357	$1,014	$21,561,152
Trading account debt securities, excluding derivatives:
U.S. Treasury securities	$11,506	$-	$-	$11,506
Obligations of Puerto Rico, States and political subdivisions	-	103	-	103
Collateralized mortgage obligations	-	68	278	346
Mortgage-backed securities	-	24,338	-	24,338
Other	-	-	381	381
Total trading account debt securities, excluding derivatives	$11,506	$24,509	$659	$36,674
Equity securities	$-	$29,590	$-	$29,590
Mortgage servicing rights	-	-	118,395	118,395
Derivatives	-	20,785	-	20,785
Total assets measured at fair value on a recurring basis	$3,511,287	$18,135,241	$120,068	$21,766,596
Liabilities
Derivatives	$-	$(18,925)	$-	$(18,925)
Total liabilities measured at fair value on a recurring basis	$-	$(18,925)	$-	$(18,925)

Nonrecurring fair value measurements
Year ended December 31, 2021
(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$21,167	$21,167	$(3,721)
Other real estate owned[2]	-	-	7,727	7,727	(1,579)
Other foreclosed assets[2]	-	-	68	68	(33)
Long-lived assets held-for-sale[3]	-	-	9,007	9,007	(5,320)
Trademark[4]	-	-	156	156	(5,404)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$38,125	$38,125	$(16,057)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations. Costs to sell are excluded from the reported fair value amount.

[2] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[3] Represents the fair value of long-lived assets held-for-sale that were written down to their fair value.
[4] Represents the fair value of a trademark due to a write-down on impairment.
Year ended December 31, 2020

(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$74,511	$74,511	$(15,290)
Loans held-for-sale[2]	-	-	2,738	2,738	(1,311)
Other real estate owned[3]	-	-	20,123	20,123	(3,325)
Other foreclosed assets[3]	-	-	116	116	(148)
ROU assets[4]	-	-	446	446	(15,920)
Leasehold improvements[4]	-	-	126	126	(2,084)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$98,060	$98,060	$(38,078)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations. Costs to sell are excluded from the reported fair value amount.

[2] Relates to a quarterly valuation on loans held-for-sale. Costs to sell are excluded from the reported fair value amount.
[3] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[4] The impairment was measured based on the sublease rental value of the branches that were subject to the strategic realignment of PB's New Metro Branch network.
Year ended December 31, 2019

(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$35,363	$35,363	$(13,533)
Other real estate owned[2]	-	-	18,132	18,132	(3,526)
Other foreclosed assets[2]	-	-	1,213	1,213	(156)
Long-lived assets held-for-sale[3]	-	-	2,500	2,500	(2,591)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$57,208	$57,208	$(19,806)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations. Costs to sell are excluded from the reported fair value amount.

[2] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[3] Represents the fair value of long-lived assets held-for-sale that were written down to their fair value.

Assets measured on recurring basis, unobservable input reconciliation
Year ended December 31, 2021
	MBS		Other
	classified	CMOs	securities
	as debt	classified	classified
	securities	as trading	as trading	Mortgage
	available-	account debt	account debt	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	rights	assets	Consideration	liabilities
Balance at January 1, 2021	$1,014	$278	$381	$118,395	$120,068	$-	$-
Gains (losses) included in earnings	-	(1)	(101)	(10,216)	(10,318)	-	-
Gains (losses) included in OCI	(13)	-	-	-	(13)	-	-
Additions	-	29	-	13,391	13,419	9,241	9,241
Settlements	(175)	(107)	-	-	(282)	-	-
Balance at December 31, 2021	$826	$198	$280	$121,570	$122,874	$9,241	$9,241
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2021	$-	$(1)	$(45)	$6,410	$6,364	$-	-
Year ended December 31, 2020
	MBS		Other
	classified	CMOs	securities
	as debt	classified	classified
	securities	as trading	as trading	Mortgage
	available-	account debt	account debt	servicing	Total
(In thousands)	for-sale	securities	securities	rights	assets
Balance at January 1, 2020	$1,182	$530	$440	$150,906	$153,058
Gains (losses) included in earnings	-	(1)	(59)	(42,055)	(42,115)
Gains (losses) included in OCI	(18)	-	-	-	(18)
Additions	-	4	-	9,544	9,548
Settlements	(150)	(255)	-	-	(405)
Balance at December 31, 2020	$1,014	$278	$381	$118,395	$120,068
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2020	$-	$-	$27	$(19,327)	$(19,300)
Year ended December 31, 2019
	MBS			Other
	classified	CMOs		securities
	as debt	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account debt	trading account	account debt	servicing	Total
(In thousands)	for-sale	securities	debt securities	securities	rights	assets
Balance at January 1, 2019	$1,233	$611	$43	$485	$169,777	$172,149
Gains (losses) included in earnings	-	(1)	(1)	(45)	(27,516)	(27,563)
Gains (losses) included in OCI	(1)	-	-	-	-	(1)
Additions	-	71	25	-	9,143	9,239
Settlements	(50)	(151)	(41)	-	(498)	(740)
Transfers out of Level 3	-	-	(26)	-	-	(26)
Balance at December 31, 2019	$1,182	$530	$-	$440	$150,906	$153,058
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2019	$-	$1	$-	$20	$(14,190)	$(14,169)

Gain (loss) included in earnings, measured on recurring basis
	2021		2020		2019
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Mortgage banking activities	$(10,216)	$6,410	$(42,055)	$(19,327)	$(27,516)	$(14,190)
Trading account (loss) profit	(102)	(46)	(60)	27	(47)	21
Total	$(10,318)	$6,364	$(42,115)	$(19,300)	$(27,563)	$(14,169)

Fair value measurements, recurring and nonrecurring valuation techniques
	Fair value at
	December 31,
(In thousands)	2021		Valuation technique	Unobservable inputs	Weighted average (range) [1]
CMO's - trading	$198		Discounted cash flow model	Weighted average life	0.8 years (0.04 - 1.0 years)
				Yield	3.6% (3.6% - 4.1%)
				Prepayment speed	11.4% (10.1% - 17.2%)
Other - trading	$280		Discounted cash flow model	Weighted average life	2.9 years
				Yield	12.0%
				Prepayment speed	10.8%
Loans held-in-portfolio	$20,041	[2]	External appraisal	Haircut applied on
				external appraisals	5.0%
Other real estate owned	$3,631	[3]	External appraisal	Haircut applied on
				external appraisals	22.3% (5.0% - 35.0%)
[1]	Weighted average of significant unobservable inputs used to develop Level 3 fair value measurements were calculated by relative fair value.
[2]	Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[3]	Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.
	Fair value at
	December 31,
(In thousands)	2020		Valuation technique	Unobservable inputs	Weighted average (range) [1]
CMO's - trading	$278		Discounted cash flow model	Weighted average life	1.2 years (0.6 - 1.4 years)
				Yield	3.6% (3.6% - 4.1%)
				Prepayment speed	17.7% (13.8% - 18.3%)
Other - trading	$381		Discounted cash flow model	Weighted average life	3.6 years
				Yield	12.0%
				Prepayment speed	10.8%
Mortgage servicing rights	$118,395		Discounted cash flow model	Prepayment speed	6.9% (0.3% - 24.6%)
				Weighted average life	6.0 years (0.3 - 12.3 years)
				Discount rate	11.1% (9.5% - 14.7%)
Loans held-in-portfolio	$74,347	[2]	External appraisal	Haircut applied on
				external appraisals	20.9% (10.0% - 40.0%)
Other real estate owned	$14,926	[3]	External appraisal	Haircut applied on
				external appraisals	22.1% (5.0% - 30.0%)
[1]	Weighted average of significant unobservable inputs used to develop Level 3 fair value measurements were calculated by relative fair value.
[2]	Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[3]	Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.